Income Taxes (Details 2) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Deferred Tax Assets
Stock-based compensation	$ 760,339	$ 1,986,087
Net operating losses	4,650,053	3,678,613
Other
Total deferred tax assets	5,410,392	5,664,700
Valuation allowance	(5,258,641)	(5,325,667)
Net deferred tax assets	151,751	339,033
Deferred Tax Liabilities
Identifiable intangibles - HowCo Purchase	(151,751)	(339,033)
Total deferred tax liabilities	(151,751)	(339,033)
Net deferred tax